Deferred Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance at beginning of the year	$ 28,675	$ 29,864	$ 34,099
Additions	9,461	12,205	6,399
Amortization	(9,321)	(9,898)	(9,653)
Derecognition of deferred charges			(553)
Write-off		(3,496)	(428)
Balance at the end of the year	28,815	28,675	29,864
Financing Costs [Member]
Balance at beginning of the year	7,902	9,954	11,313
Additions	0	2,055	210
Amortization	(1,896)	(2,084)	(1,569)
Derecognition of deferred charges			0
Write-off		(2,023)	0
Balance at the end of the year	6,006	7,902	9,954
Drydocking Special Survey Costs [Member]
Balance at beginning of the year	20,773	19,910	22,786
Additions	9,461	10,150	6,189
Amortization	(7,425)	(7,814)	(8,084)
Derecognition of deferred charges			(553)
Write-off		(1,473)	(428)
Balance at the end of the year	$ 22,809	$ 20,773	$ 19,910